Deconsolidation (Details)								12 Months Ended
	May 31, 2025 CNY (¥)	Oct. 21, 2024 CNY (¥)	Oct. 21, 2024 USD ($)	May 20, 2024 CNY (¥)	May 20, 2024 USD ($)	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deconsolidation [Line Items]
Recognized gain loss amount						¥ 17,801,786	$ 2,526,259
Transfer amount				¥ 10	$ 1.4
Gain from disposal of equity interest				¥ 1,416,187	$ 197,010
Loss from disposal		¥ 56,134,710	$ 7,809,069
Cash received from disposal of subsidiary	¥ 2,977,491							¥ (2,977,491)	$ (423,613)
Pre-disposal dividend received	¥ 30,375,793
Gain on disposal								¥ 12,296,928	$ 1,711,520
Shenzhen Yidian Network Technology Co., Ltd. [Member]
Deconsolidation [Line Items]
Percentage of issued share capital	100.00%
Fe-da Electronics [Member]
Deconsolidation [Line Items]
Equity interest						100.00%	100.00%
Hainan Weidong Technology Co., Ltd [Member]
Deconsolidation [Line Items]
Equity interest				100.00%	100.00%